Debentures (Details) R$ in Thousands, $ in Millions					12 Months Ended
		Dec. 07, 2017 USD ($)	Aug. 10, 2017 USD ($)	Dec. 14, 2012 BRL (R$)	Dec. 31, 2017 BRL (R$)		Dec. 31, 2016 BRL (R$)		Dec. 31, 2015 BRL (R$)	Dec. 31, 2017 BRL (R$) Installment		Dec. 31, 2016 BRL (R$)		Dec. 31, 2015 BRL (R$)	Dec. 31, 2012	Dec. 14, 2012 BRL (R$) Installment Debenture	Jun. 27, 2011 BRL (R$) Debenture
Disclosure of detailed information about borrowings [line items]
Debentures, Non current										R$ 1,068,979		R$ 0		R$ 0
Debentures										0		1,665,629		1,417,081
Borrowing costs					R$ (2,407)	[1]	R$ (2,407)	[1]	R$ (7,581)	0	[1]	(2,407)	[1]	(7,581)
Face value of debentures					1,068,979		1,417,081		1,417,081	1,068,979		1,665,629		1,417,081
Debentures [Roll Forward]
Beginning Balances					1,665,629		1,417,081
Interest					214,916		243,374
Debt acknowledgement instrument					(356,514)
Repayment					(365,967)		0
Discount					(91,492)		0		0
Ending Balances					1,068,979		1,665,629		1,417,081
Transaction cost [Roll Forward]
Beginning Balances					(2,407)	[1]	(7,581)
Transaction costs					2,407		5,174
Ending Balances					0	[1]	(2,407)	[1]	(7,581)
Transaction costs [abstract]
Transaction cost										(2,407)		(7,581)		(12,755)
Accumulated amortization										2,407		5,174		5,174
Transaction cost to be amortized										0		(2,407)		(7,581)
Current					R$ (2,407)	[1]	(2,407)	[1]	(7,581)	0	[1]	(2,407)	[1]	(7,581)
1st Issue Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Debentures, Non current	[2]									R$ 419,236
Debentures	[2]											R$ 906,729
Annual charges	[2]				CDI + Interest from 2.0%
Interest rate basis										2.00%	[2]	2.00%	[2]		2.95%
Number of debentures issued | Debenture																	2,720
Face value of debentures					R$ 419,236		773,190		773,190	R$ 419,236		R$ 906,729		773,190			R$ 250
Accelerated maturity clause minimum amount of payment of dividends and interest on equity					45,000
Accelerated maturity clause minimum amount of assets disposed of or given in guarantee					R$ 25,000
Maturity period					P8Y
Number of installments, repayment of principal | Installment										11
Prepayment of debentures | $			$ 200
Discount rate on debt instruments issued										25.00%
Grace period for payment of principal					3 years
Grace period for payment of interest					2 years
Interest accrued period					18 months
Percentage of discount effective interest rate										10.00%
Debentures [Roll Forward]
Beginning Balances					R$ 906,729		773,190
Interest					117,879		133,539
Debt acknowledgement instrument					(356,514)
Repayment					(199,086)		0
Discount					(49,772)
Ending Balances					R$ 419,236		906,729		773,190
1st Issue Debentures [Member] | Bottom of Range [Member]
Disclosure of detailed information about borrowings [line items]
Prepayment of debentures | $		$ 100
1st Issue Debentures [Member] | Top of Range [Member]
Disclosure of detailed information about borrowings [line items]
Prepayment of debentures | $		200
2nd Issue Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Debentures, Non current	[3]									R$ 649,743
Debentures	[3]											R$ 761,307
Annual charges	[3]				CDI + Interest from 2.0%
Interest rate basis										2.00%	[3]	2.00%	[3]			2.60%
Number of debentures issued | Debenture																2,600
Number of debentures authorized | Debenture																3,000
Face value of debentures				R$ 250	R$ 761,307		651,472		651,472	R$ 649,743		R$ 761,307		R$ 651,472		R$ 250
Accelerated maturity clause minimum amount of payment of dividends and interest on equity					30,000
Accelerated maturity clause minimum amount of assets disposed of or given in guarantee					R$ 100,000
Maturity period				P5Y	P8Y
Number of installments, repayment of principal | Installment										11						7
Prepayment of debentures | $			$ 200
Discount rate on debt instruments issued										25.00%
Grace period for payment of principal					3 years
Grace period for payment of interest					2 years
Interest accrued period					18 months
Percentage of discount effective interest rate										10.00%
Debentures [Roll Forward]
Beginning Balances					R$ 761,307		651,472
Interest					97,037		109,835
Debt acknowledgement instrument					0
Repayment					(166,881)		0
Discount					(41,720)
Ending Balances				R$ 250	R$ 649,743		R$ 761,307		R$ 651,472
2nd Issue Debentures [Member] | Bottom of Range [Member]
Disclosure of detailed information about borrowings [line items]
Prepayment of debentures | $		100
2nd Issue Debentures [Member] | Top of Range [Member]
Disclosure of detailed information about borrowings [line items]
Prepayment of debentures | $		$ 200

[1]	Transaction costs Transaction costs were classified as a reduction of liabilities and are recognized in profit or loss based on the effective interest rate: Description 2017 2016 2015 Transaction cost (2,407) (7,581) (12,755) Accumulated amortization - 5,174 5,174 Transaction cost to be amortized - (2,407) (7,581) Current - (2,407) (7,581)
[2]	1st issue of debentures On June 27, 2011, the Company conducted its 1st issue of unsecured, subordinated debentures, not convertible into shares, with collateral and additional personal guarantee, for public distribution with restricted placement efforts, for the issue of 2,720 debentures, with a face value of R$250, fully paid by Banco BTG Pactual S.A., with semi-annual payments starting of September 2013 and final maturity on March 9, 2017. The proceeds from the issue of these debentures were used to settle loans outstanding from Banco BTG Pactual. In December 2012, the Company debenture holders agreed to adjust the interest rate to be charge in new issuances. Such interest rate was reduced and it is based on the CDI rate plus 2.95% spread per year. During the years 2013 to 2016, the Company renegotiated the portions of principal maturing in September 2013, March 2014, September 2014, March 2015, September 2015, March 2016 and September 2016, which would be paid together with the remaining installments. The debentures provide for accelerated maturity clauses should the following events take place: (i) corporate transactions (merger, spin-off etc.) carried out by the Company and its subsidiaries; (ii) disclosure of financial information; (iii) default in connection with transactions carried out with financial institutions; (iv) failure to meet financial ratios set forth in the transaction's contractual terms; (v) payment of dividends and/or interest on equity exceeding R$45,000 and (vi) assets disposed of or given in guarantee to third parties whose individual or combined amounts exceed R$25,000. At December 31, 2016 and 2015, the Company failed to comply with the covenants related to the maintenance of certain financial ratios as well as failed to meet the principal repayment schedule. As of December 31, 2016 and 2015, the Company have not obtained the waiver of debenture holders therefore the debentures have been included as liabilities in the statement of financial position. On August 10, 2017, Estre entered into a binding facility commitment letter with the holders of the debentures (1st and 2nd issuances) and related debt acknowledgment instrument, which provided for the restructuring of the existing debentures and related debt acknowledgment instrument through the prepayment of US$200 million, a partial debt write-down and the restructuring of the existing debentures. On December 7, 2017, Estre amended the binding facility commitment letter, pursuant to which the creditors agreed to amend the required prepayment to a defined range of the repayment of a minimum debt prepayment of US$100 million and a maximum debt prepayment of US$200 million. On December 21, 2017, Estre completed the debt restructuring and prepaid R$199,086 of the outstanding amount. In addition, the debenture holders granted a haircut for an amount of R$49,772, corresponding to 25% of the prepaid amount. Such haircut was recorded as finance income. As a result of the restructuring above, the outstanding debentures and related debt acknowledgment instrument bear interest at a rate of CDI plus 2.0% per annum, with payments of principal to be repaid semi-annually in 11 installments after a three-year grace period and maturing in 8 years. Interest is payable semi-annually after a grace period of two years on the debenture outstanding balance plus monthly compounded interest accrued over the first 18 months. IAS 39 requires that a substantial modification of the terms of an existing financial liability, or a part of it, should be accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. The Company concluded that the net present value of the cash flows under the new terms of the refinanced debt, discounted at the original effective interest rate was below a 10% difference compared to the discounted present value of the remaining cash flows of the original debt instrument, therefore, the Company accounted for the debt restructuring as a debt modification.
[3]	2nd issue of debentures In 2015 and 2016, the Company renegotiated installments maturing June 2015, December 2015, June 2016 and December 2016, with payment in 2017. The proceeds from the issue of the debentures were used to settle bank loans, to extend the debt maturities in working capital. The debentures provides for accelerated maturity clauses should the following events take place: (i) corporate transactions (merger, spin-off etc.) carried out by the Company and its subsidiaries; (ii) disclosure of financial information; (iii) default in connection with transactions carried out with financial institutions; (iv) failure to comply with financial ratios set forth in the transaction's contractual terms; (v) payment of dividends and/or interest on equity exceeding R$30,000 and (vi) assets disposed of or given in guarantee to third parties whose individual or combined amounts exceed R$100,000. As of December 31, 2016 and 2015, the Company failed to comply with the covenants relating to the maintenance of certain financial ratios as well as failed to meet the principal repayment schedule. As of December 31, 2016 and 2015, the Company had not obtained the waiver of debenture holders therefore the debentures were included as liabilities in the statement of financial position. On August 10, 2017, Estre entered into a binding facility commitment letter with the holders of the debentures (1st and 2nd issuances) and related debt acknowledgment instrument, which provided for the restructuring of the existing debentures and related debt acknowledgment instrument through the prepayment of US$200 million, a partial debt write-down and the restructuring of the existing debentures. On December 7, 2017, Estre amended the binding facility commitment letter, pursuant to which the creditors agreed to amend the required prepayment to a defined range of the repayment of a minimum debt prepayment of US$100 million and a maximum debt prepayment of US$200 million. On December 21, 2017, Estre completed the debt restructuring and prepaid R$166,881 of the outstanding amount. In addition, the debenture holders granted a haircut for an amount of R$41,720, corresponding to 25% of the prepaid amount. Such haircut was recorded as finance income. As a result of the restructuring above, the outstanding debentures and related debt acknowledgment instrument bear interest at a rate of CDI plus 2.0% per annum, with payments of principal to be repaid semi-annually in 11 installments after a three-year grace period and maturing in 8 years. Interest is payable semi-annually after a grace period of two years on the debenture outstanding balance plus monthly compounded interest accrued over the first 18 months. IAS 39 requires that a substantial modification of the terms of an existing financial liability, or a part of it, should be accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. The Company concluded that the net present value of the cash flows under the new terms of the refinanced debt, discounted at the original effective interest rate was below a 10% difference compared to the discounted present value of the remaining cash flows of the original debt instrument, therefore, the Company accounted for the debt restructuring as a debt modification.